CONSOLIDATED STATEMENT OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Cost of sales	(798,738,655)	(741,819,916)	(685,075,251)
Gross margin	899,622,139	817,077,792	813,296,464
Other income by function	6,717,902	5,144,154	6,577,244
Distribution costs	(290,227,129)	(270,835,822)	(277,599,722)
Administrative expenses	(142,514,649)	(155,322,295)	(128,135,799)
Other expenses by function	(238,704,061)	(195,412,109)	(209,201,189)
Other gains (losses)	(7,716,791)	(8,345,907)	8,512,000
Income from operational activities	227,177,411	192,305,813	213,448,998
Finance income	5,050,952	5,680,068	7,845,743
Finance costs	(24,166,313)	(20,307,238)	(23,101,329)
Share of net loss of joint ventures and associates accounted for using the equity method	(8,914,097)	(5,560,522)	(5,228,135)
Foreign currency exchange differences	(2,563,019)	456,995	957,565
Result as per adjustment units	(110,539)	(2,246,846)	(3,282,736)
Income before taxes	196,474,395	170,328,270	190,640,106
Tax income (expense)	(48,365,976)	(30,246,383)	(50,114,516)
Net income of year	148,108,419	140,081,887	140,525,590
Net income attibutable to:
Equity holders of the parent	129,607,353	118,457,488	120,808,135
Non-controlling interests	18,501,066	21,624,399	19,717,455
Net income for year	$ 148,108,419	$ 140,081,887	$ 140,525,590
Net income per share (Chilean pesos) from:
Continuing operations	$ 350.76	$ 320.59	$ 326.95
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 350.76	$ 320.59	$ 326.95